Summary of Significant Accounting Policies - Schedule of Translation of Amounts from Exchange Rates (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Vietnam Dong [Member]
Schedule of Translation of Amounts from Exchange Rates [Line Items]
Exchange rate for balance sheet items, except for equity accounts	26,311		26,291
Exchange rate for items in the statement of operations and comprehensive income, and statement of cash flows	262.50	256.96
Renminbi [Member]
Schedule of Translation of Amounts from Exchange Rates [Line Items]
Exchange rate for balance sheet items, except for equity accounts	6.7925		6.9956
Exchange rate for items in the statement of operations and comprehensive income, and statement of cash flows	0.068661	0.072524